Average Annual Total Returns - First Trust FTSE EPRA-NAREIT Developed Markets Real Estate Index Fund	First Trust FTSE EPRA-NAREIT Developed Markets Real Estate Index Fund 1 Year	First Trust FTSE EPRA-NAREIT Developed Markets Real Estate Index Fund 5 Years	First Trust FTSE EPRA-NAREIT Developed Markets Real Estate Index Fund 10 Years	First Trust FTSE EPRA-NAREIT Developed Markets Real Estate Index Fund Since Inception	First Trust FTSE EPRA-NAREIT Developed Markets Real Estate Index Fund Inception Date	First Trust FTSE EPRA-NAREIT Developed Markets Real Estate Index Fund After tax on distributions 1 Year	First Trust FTSE EPRA-NAREIT Developed Markets Real Estate Index Fund After tax on distributions 5 Years	First Trust FTSE EPRA-NAREIT Developed Markets Real Estate Index Fund After tax on distributions 10 Years	First Trust FTSE EPRA-NAREIT Developed Markets Real Estate Index Fund After tax on distributions Since Inception	First Trust FTSE EPRA-NAREIT Developed Markets Real Estate Index Fund After tax on distributions and sale of fund shares 1 Year	First Trust FTSE EPRA-NAREIT Developed Markets Real Estate Index Fund After tax on distributions and sale of fund shares 5 Years	First Trust FTSE EPRA-NAREIT Developed Markets Real Estate Index Fund After tax on distributions and sale of fund shares 10 Years	First Trust FTSE EPRA-NAREIT Developed Markets Real Estate Index Fund After tax on distributions and sale of fund shares Since Inception	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses or taxes) 5 Years	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses or taxes) 10 Years	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P Global REIT Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Global REIT Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Global REIT Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P Global REIT Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI World REIT Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World REIT Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World REIT Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI World REIT Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(8.98%)	3.96%	5.51%	2.45%	Aug. 27, 2007	(9.32%)	2.57%	4.21%	1.11%	(5.34%)	2.44%	3.76%	1.25%	(8.18%)	4.72%	6.33%	3.30%	(9.09%)	3.66%	6.14%	2.95%	(5.27%)	5.35%	7.30%	3.27%